Subsequent Events (Details) - Private Equity Funds - CNY (¥)	Feb. 28, 2022	Dec. 31, 2021	Feb. 28, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Equity method investments authorized				¥ 30,000,000.0
Equity method Investment amounts		¥ 22,900,000	¥ 9,000,000.0	¥ 12,000,000.0
Subsequent Event
Subsequent Event [Line Items]
Equity method investments authorized	¥ 30,000,000.0
Equity method Investment amounts	¥ 9,000,000.0